Composition of our Notes Receivable Balances (Net of Reserves) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Receivables [Abstract]
Senior, mezzanine, and other loans	$ 178		$ 242
Current notes receivable	(36)		(62)
Notes receivable, noncurrent	$ 142	[1]	$ 180	[1]

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.